Shareholder Fees {- Fidelity Preferred Securities & Income ETF}	Jun. 09, 2021 USD ($)
NF_08.31 Fidelity [Preferred Securities] ETF Pro-01 | Fidelity Preferred Securities & Income ETF
Shareholder Fees:
(fees paid directly from your investment)	none